RiverNorth Opportunities Fund, Inc.
Statement of Investments
October 31, 2022 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (67.39%)
452,491	Barings Corporate Investors	$6,018,130
309,239	Barings Participation Investors	3,661,390
176,578	BlackRock 2022 Global Income Opportunity Trust	7,452
511,779	BlackRock California Municipal Income Trust	5,153,614
1,618,437	Blackrock Capital Allocation Trust(a)	23,224,571
1,655,892	Blackrock ESG Capital Allocation Trust(a)	22,619,485
104,250	Calamos Long/Short Equity & Dynamic Income Trust(a)	1,641,937
345,374	First Trust High Yield Opportunities 2027 Term Fund	4,786,884
339,180	Invesco Dynamic Credit Opportunity Fund	3,812,384
3,156	MFS Investment Grade Municipal Trust	20,735
342,870	Nuveen Preferred & Income Securities Fund	2,310,944
561,496	Pershing Square Holdings Ltd.	18,332,844
178,014	PGIM Short Duration High Yield Opportunities Fund	2,606,125
560,257	PIMCO Access Income Fund	8,807,240
1,076,043	PIMCO Dynamic Income Opportunities Fund	14,279,091
635,154	PIMCO Energy & Tactical Credit Opportunities Fund(a)	9,940,160
139,859	PIMCO Global StocksPLUS & Income Fund	918,874
644,243	Pioneer Municipal High Income Fund Trust	5,141,059
111,760	Pioneer Municipal High Income Opportunities Fund, Inc.	1,061,720
1,275,236	Saba Capital Income & Opportunities Fund(a)	9,997,846
226,250	Special Opportunities Fund, Inc.	2,644,862
1,394,824	Virtus Total Return Fund, Inc.	8,982,667
184,929	Western Asset Inflation-Linked Opportunities & Income Fund	1,701,347

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $174,212,712)		157,671,361

Shares	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (2.15%)
334,977	First Eagle Alternative Capital BDC, Inc.	5.000%	05/25/26	1,333,209
117,106	Oxford Square Capital Corp.	6.500%	03/30/24	2,857,386
33,699	XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	832,028

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $4,788,547)				5,022,623

Shares	Description	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (2.26%)
224,207	First Eagle Alternative Capital BDC, Inc.	5,277,833

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $5,666,847)		5,277,833

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (1.74%)
$1,493,450	New Mountain Finance Corp.	5.750%	08/15/23	1,485,983
2,923,130	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	2,578,215
				4,064,198

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $4,360,552)				4,064,198

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
CORPORATE BONDS (7.59%)
$3,888,629	Blackstone Private Credit Fund(b)	2.625%	12/15/26	3,195,001
2,856,157	Blackstone Private Credit Fund(b)	3.250%	03/15/27	2,372,080
1,300,000	Franklin BSP Lending Corp.(b)	4.850%	12/15/24	1,211,896
565,753	Golub Capital BDC, Inc.	3.375%	04/15/24	538,672
5,773,971	Hercules Capital, Inc.	3.375%	01/20/27	4,785,514
2,492,428	OWL Rock Core Income Corp.(b)	3.125%	09/23/26	2,084,898
2,505,752	OWL Rock Core Income Corp.(b)	5.500%	03/21/25	2,364,548
1,233,743	OWL Rock Core Income.(b)	7.750%	09/16/27	1,203,545
				17,756,154

TOTAL CORPORATE BONDS
(Cost $18,358,981)				17,756,154

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (49.07%)(c)
6,044	26 Capital Acquisition Corp.	60,380
2,490	7GC & Co. Holdings, Inc.	24,900
54,501	8i ACQUISITION 2 Corp.	548,825
48,020	A SPAC I Acquisition Corp.	485,482
50,471	A SPAC II Acquisition Corp.	510,514
1,698	ABG Acquisition Corp. I	16,929
27,090	Accelerate Acquisition Corp.	269,275
33,634	Accretion Acquisition Corp.	334,995
23,244	Ace Global Business Acquisition, Ltd.	244,294
28,748	Achari Ventures Holdings Corp. I	289,780
28,640	Adit EdTech Acquisition Corp.	285,254
630	Advanced Merger Partners, Inc.	6,237
4	Advanced Merger Partners, Inc. - units	40
41,970	AF Acquisition Corp.	416,342
424	African Gold Acquisition Corp.	4,223
30,883	Agba Acquisition, Ltd.	356,390
27,690	Alpha Star Acquisition Corp.	280,638
54,048	Alpine Acquisition Corp.	554,262
86,742	ALSP Orchid Acquisition Corp. I	878,696
23,792	AltEnergy Acquisition Corp.	238,991
7,852	Apeiron Capital Investment Corp.	79,501
114,604	Ares Acquisition Corp.	1,142,602
35,396	Ares Acquisition Corp. - units	352,898
14,068	Argus Capital Corp.	141,946
39,063	Arisz Acquisition Corp.	390,239
10,062	Astrea Acquisition Corp.	100,016
54,212	Athlon Acquisition Corp.	539,680
4,192	Atlas Crest Investment Corp. II	41,962
1	Atlas Crest Investment Corp. II - units	10
43,543	Ault Disruptive Technologies Corp.	439,784
72,474	Aurora Technology Acquisition Corp.	748,656
94,508	Austerlitz Acquisition Corp. I	941,300
99,364	Austerlitz Acquisition Corp. II	989,665
61,063	Austerlitz Acquisition Corp. II - units	608,187
2,418	Authentic Equity Acquisition Corp.	24,180
109,048	Avalon Acquisition, Inc.	1,098,113
39,963	AXIOS Sustainable Growth Acquisition Corp.	406,424
2,380	B Riley Principal 250 Merger Corp.	23,586
51,497	Bannix Acquisition Corp.	519,090
1,254,567	Barings BDC, Inc.	11,178,192
109,282	Battery Future Acquisition Corp.	1,108,666

Shares	Description	Value (Note 2)
23,844	Big Sky Growth Partners, Inc.	$235,459
30,629	BioPlus Acquisition Corp.	310,731
47,978	Biotech Acquisition Co.	478,820
39,233	Black Mountain Acquisition Corp.	395,469
15,680	Blockchain Coinvestors Acquisition Corp. I	159,152
114,803	Blue Ocean Acquisition Corp.	1,165,250
49,546	Blue Safari Group Acquisition Corp.	510,324
171	BlueRiver Acquisition Corp.	1,703
11,234	Bright Lights Acquisition Corp.	112,789
27,078	Build Acquisition Corp.	268,885
76,882	Bullpen Parlay Acquisition Co.	778,815
47,584	Cactus Acquisition Corp. 1, Ltd.	482,740
4,456	Cardio Diagnostics Holdings, Inc.	12,655
34,335	CC Neuberger Principal Holdings III	343,350
2,490	CF Acquisition Corp. IV	24,925
25,000	Churchill Capital Corp. V	249,250
99,545	Churchill Capital Corp. VI	989,477
100,420	Churchill Capital Corp. VII	1,000,183
28,306	CIIG Capital Partners II, Inc.	283,909
3,477	Clarim Acquisition Corp.	34,770
2	Clarim Acquisition Corp. - units	20
6,044	Class Acceleration Corp.	60,168
62,670	ClimateRock	634,220
1,705	Colicity, Inc.	16,931
4	Colicity, Inc. - units	40
42,078	Colombier Acquisition Corp.	412,364
2	Colombier Acquisition Corp. - units	20
50,000	Compute Health Acquisition Corp.	500,500
11,516	Concord Acquisition Corp.	116,542
19,197	Corazon Capital V838 Monoceros Corp.	191,490
6,261	Corner Growth Acquisition Corp.	62,735
38,094	Counter Press Acquisition Corp.	387,416
4,342	COVA Acquisition Corp.	43,420
23,340	Crescera Capital Acquisition Corp.	236,084
1,062	D & Z Media Acquisition Corp.	10,620
35,695	Data Knights Acquisition Corp.	372,299
246	Deep Lake Capital Acquisition Corp.	2,460
28,601	Deep Medicine Acquisition Corp.	288,012
17,064	DHC Acquisition Corp.	170,299
212	DiamondHead Holdings Corp.	2,105
50,541	DILA Capital Acquisition Corp.	506,421
35,317	Direct Selling Acquisition Corp.	358,997
12,896	dMY Technology Group, Inc. VI	127,735
53,144	DTRT Health Acquisition Corp.	543,132
28,306	Edify Acquisition Corp.	281,645
13,658	Empowerment & Inclusion Capital I Corp.	136,034
9,604	Enterprise 4.0 Technology Acquisition Corp.	97,625
4,348	EQ Health Acquisition Corp.	43,219
1	Eucrates Biomedical Acquisition Corp. - units	10
109,282	EVe Mobility Acquisition Corp.	1,105,934
34,274	Everest Consolidator Acquisition Corp.	346,853
9,609	ExcelFin Acquisition Corp.	97,051
37,839	Far Peak Acquisition Corp., Class A	376,498
27,116	FAST Acquisition Corp. II	267,906
67,522	FG Merger Corp.	683,323
65,633	Financial Strategies Acquisition Corp.	661,581
32,014	Finnovate Acquisition Corp.	324,302
1,704	Fintech Evolution Acquisition Group	16,972

Shares	Description	Value (Note 2)
2	Fintech Evolution Acquisition Group - units	$20
4,258	Flame Acquisition Corp.	42,367
8,682	Fortistar Sustainable Solutions Corp.	86,907
107,737	Fortress Value Acquisition Corp. III	1,077,909
5	Fortress Value Acquisition Corp. III - units	50
100,000	Fortress Value Acquisition Corp. IV	1,001,000
12,992	Fusion Acquisition Corp. II	129,140
8,538	Fusion Acquisition Corp. II - units	84,953
30,880	FutureTech II Acquisition Corp.	312,197
25,269	G Squared Ascend II, Inc.	252,690
61,369	Games & Esports Experience Acquisition Corp.	624,736
67,312	Gardiner Healthcare Acquisitions Corp.	676,486
87,536	Genesis Growth Tech Acquisition Corp.	892,430
53,773	Genesis Unicorn Capital Corp.	542,570
3,999	Glass Houses Acquisition Corp.	39,830
24,752	Global Consumer Acquisition Corp.	254,574
65,531	Globalink Investment, Inc.	656,621
2,528	Golden Falcon Acquisition Corp.	25,280
29,011	Goldenbridge Acquisition, Ltd.	300,554
375,596	Golub Capital BDC, Inc.	4,871,480
118,100	Gores Holdings VII, Inc.	1,172,733
36,060	Gores Holdings VII, Inc. - units	358,436
65,570	Gores Technology Partners II, Inc.	651,110
5,000	Gores Technology Partners II, Inc. - units	51,975
50,000	Gores Technology Partners, Inc.	494,500
5,000	Gores Technology Partners, Inc. - units	50,000
48,320	Graf Acquisition Corp. IV	475,227
4	Graf Acquisition Corp. IV - units	39
31,409	Green Visor Financial Technology Acquisition Corp. I	320,372
65,633	Growth For Good Acquisition Corp.	655,346
41,904	GSR II Meteora Acquisition Corp.	416,945
50,143	Healthcare AI Acquisition Corp.	507,949
1,866	Healthcare Services Acquisition Corp.	18,660
53,420	Hennessy Capital Investment Corp. V	531,529
19,441	Hunt Cos. Acquisition Corp. I	198,104
19,240	Industrial Human Capital, Inc.	196,248
14,300	Innovative International Acquisition Corp.	145,931
78,504	Integrated Rail and Resources Acquisition Corp.	795,246
87,536	Integrated Wellness Acquisition Corp.	891,554
6,412	Intelligent Medicine Acquisition Corp. - units	65,082
4,800	InterPrivate II Acquisition Corp.	47,424
1	InterPrivate II Acquisition Corp. - units	10
5,335	InterPrivate III Financial Partners, Inc.	52,710
99,700	Jack Creek Investment Corp.	993,510
65,652	Jackson Acquisition Co.	653,894
21,742	Jaws Mustang Acquisition Corp.	217,529
99,988	Jaws Mustang Acquisition Corp. - units	999,880
46,148	Jupiter Wellness Acquisition Corp.	464,710
27,306	Kadem Sustainable Impact Corp.	270,602
9,996	Kairos Acquisition Corp.	100,060
64,923	Kairous Acquisition Corp. ltd	661,890
41,936	Kensington Capital Acquisition Corp. V	422,296
3	Kensington Capital Acquisition Corp. V - units	30
16,886	Khosla Ventures Acquisition Co. III	167,171
98,332	KKR Acquisition Holdings I Corp.	983,320
1,404	KL Acquisition Corp.	13,998
2	KL Acquisition Corp. - units	20
39,630	Lakeshore Acquisition II Corp.	402,244

Shares	Description	Value (Note 2)
110,736	LAMF Global Ventures Corp. I	$1,121,756
64,628	Larkspur Health Acquisition Corp.	649,188
40,000	Lazard Growth Acquisition Corp. I	398,800
9,574	Learn CW Investment Corp.	95,261
93,430	Legato Merger Corp. II	946,446
39,110	LF Capital Acquisition Corp. II, Class A	395,011
102,444	Lionheart III Corp.	1,038,782
65,640	LIV Capital Acquisition Corp. II	665,918
4,025	Longview Acquisition Corp. II	40,210
19,191	M3-Brigade Acquisition III Corp.	193,157
2,466	Marlin Technology Corp.	24,685
12,832	McLaren Technology Acquisition Corp.	129,539
16,912	MDH Acquisition Corp.	168,105
8,473	Medicus Sciences Acquisition Corp.	84,561
64,028	Mercato Partners Acquisition Corp.	646,683
50,249	Minority Equality Opportunities Acquisition, Inc.	514,047
2,448	Monument Circle Acquisition Corp.	24,407
5,094	Moringa Acquisition Corp.	50,864
1	Moringa Acquisition Corp. - units	10
49,577	Mount Rainier Acquisition Corp.	501,719
48,112	Mountain Crest Acquisition Corp. III	483,044
67,514	Mountain Crest Acquisition Corp. V	714,636
40,200	MSD Acquisition Corp.	400,794
51,016	Murphy Canyon Acquisition Corp.	517,047
62,576	Nabors Energy Transition Corp.	634,208
168	New Vista Acquisition Corp.	1,677
42,162	Newbury Street Acquisition Corp.	418,247
19,240	Newcourt Acquisition Corp.	196,633
12,684	Noble Rock Acquisition Corp.	126,713
1	Noble Rock Acquisition Corp. - units	10
10,767	North Atlantic Acquisition Corp.	107,670
69,600	NorthView Acquisition Corp.	694,260
48,836	OceanTech Acquisitions I Corp.	500,569
280	Omega Alpha SPAC	2,800
91,745	OmniLit Acquisition Corp.	927,542
16,682	Onyx Acquisition Co. I	170,156
57,200	OPY Acquisition Corp. I	569,140
60,423	OPY Acquisition Corp. I - units	601,209
42,045	Orion Biotech Opportunities Corp.	418,348
47,892	Osiris Acquisition Corp.	477,483
52,752	Oxbridge Acquisition Corp.	538,070
53,236	Oxus Acquisition Corp.	541,676
18,142	Oyster Enterprises Acquisition Corp.	180,604
49,847	Pacifico Acquisition Corp.	504,701
10,140	Periphas Capital Partnering Corp.	251,979
10,588	Phoenix Biotech Acquisition Corp.	107,680
51,134	PHP Ventures Acquisition Corp.	520,033
102,243	Pioneer Merger Corp.	1,023,452
165	Pivotal Investment Corp. III	1,639
3	Pivotal Investment Corp. III - units	30
79,971	Pontem Corp.	798,910
29,239	Pontem Corp.	292,682
12,159	Post Holdings Partnering Corp.	119,159
131,265	Power & Digital Infrastructure Acquisition II Corp.	1,309,368
6,750	Priveterra Acquisition Corp.	67,095
1	Priveterra Acquisition Corp. - units	10
38,068	Project Energy Reimagined Acquisition Corp.	374,970
1	Project Energy Reimagined Acquisition Corp. - units	10

Shares	Description	Value (Note 2)
68,145	PROOF Acquisition Corp. I	$684,857
60,168	Property Solutions Acquisition Corp. II	596,867
3	Property Solutions Acquisition Corp. II - units	30
12,486	PropTech Investment Corp. II	125,235
101,404	Prospector Capital Corp.	1,015,054
4,766	Pyrophyte Acquisition Corp.	48,732
30,397	Quantum FinTech Acquisition Co	301,538
68,194	Redwoods Acquisition Corp.	681,940
3,596	REE Automotive, Ltd.	2,199
37,808	Relativity Acquisition Corp.	383,184
64,612	RF Acquisition Corp.	649,028
345	RMG Acquisition Corp. III	3,447
92,054	ROC Energy Acquisition Corp.	946,315
61,950	Roth CH Acquisition V Co.	616,402
44,370	Sandbridge X2 Corp.	444,144
15,001	Sandbridge X2 Corp. - units	150,385
6,261	ScION Tech Growth I	62,735
40,698	ScION Tech Growth II	406,573
65,165	Screaming Eagle Acquisition Corp.	644,482
65,652	Sculptor Acquisition Corp. I	665,383
6,402	Semper Paratus Acquisition Corp.	65,396
48,836	Senior Connect Acquisition Corp. I	488,848
35,621	SHUAA Partners Acquisition Corp. I	362,800
6,760	Silver Spike Acquisition Corp. II	67,330
83,237	Sizzle Acquisition Corp.	852,347
65,587	Southport Acquisition Corp.	687,024
12,804	Spindletop Health Acquisition Corp.	129,833
46,987	SPK Acquisition Corp.	478,798
14,408	SportsMap Tech Acquisition Corp.	144,512
12,736	SportsTek Acquisition Corp.	126,596
154,848	Spree Acquisition Corp. 1, Ltd.	1,570,159
61,260	ST Energy Transition I, Ltd.	617,501
2,738	Sustainable Development Acquisition I Corp.	27,298
100,280	SVF Investment Corp.	1,002,800
268	SVF Investment Corp. 2	2,672
65,570	Swiftmerge Acquisition Corp.	658,979
3,390	Tailwind International Acquisition Corp.	33,798
33,890	Tastemaker Acquisition Corp.	340,256
27,051	Tech and Energy Transition Corp.	268,887
1	Tech and Energy Transition Corp. - units	10
25,664	TG Venture Acquisition Corp.	257,538
9,608	Thrive Acquisition Corp.	98,098
1,906	TKB Critical Technologies 1	19,498
12,390	TLGY Acquisition Corp.	125,387
76,994	Trine II Acquisition Corp.	779,179
39,232	Tristar Acquisition I Corp.	391,928
6,831	Twelve Seas Investment Co. II	67,764
1	Twelve Seas Investment Co. II - units	10
92,054	UTA Acquisition Corp.	937,110
31,196	Vahanna Tech Edge Acquisition I Corp.	316,327
1,400	VectoIQ Acquisition Corp. II	14,000
51,495	Waverley Capital Acquisition Corp. 1	507,226
1	Waverley Capital Acquisition Corp. 1 - units	10
66,708	Welsbach Technology Metals Acquisition Corp.	673,417
52,742	WinVest Acquisition Corp.	532,430
49,336	Worldwide Webb Acquisition Corp.	496,073
60,341	Yotta Acquisition Corp.	604,617
1,737	Z-Work Acquisition Corp.	17,283

Shares	Description	Value (Note 2)
2	Z-Work Acquisition Corp.	$20

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $113,014,880)		114,798,553

Shares	Description	Value (Note 2)
RIGHTS (0.07%)(c)
54,501	8i ACQUISITION 2 Corp., Strike Price $11.50, Expires 11/24/2022	25,071
33,634	Accretion Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,188
30,883	Agba Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2049	12,350
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	4,544
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	1,953
39,963	AXIOS Sustainable Growth Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,397
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,184
37,712	Benessere Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	109
28,817	Blockchain Moon Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,305
49,546	Blue Safari Group Acquisition Corp., Strike Price $0.01, Expires 09/24/2026	7,432
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 05/25/2027	1,289
11,614	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	2,009
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	5,640
35,695	Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,313
28,601	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 12/09/2022	1,144
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	4,558
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 08/19/2023	8,627
29,011	Goldenbridge Acquisition, Ltd., Strike Price $0.01, Expires 12/31/2049	4,349
2,619	GSR II Meteora Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,452
46,148	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	5,515
39,630	Lakeshore Acquisition II Corp., Strike Price $0.01, Expires 12/31/2049	5,152
40,612	Model Performance Acquisition Corp., Strike Price $0.01, Expires 04/30/2026	9,846
48,112	Mountain Crest Acquisition Corp. III, Strike Price $0.01, Expires 05/15/2026	5,533
36,206	Nocturne Acquisition Corp., Strike Price $0.01, Expires 12/29/2025	2,897
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,176

Shares	Description	Value (Note 2)
49,847	Pacifico Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$9,047
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 10/08/2022	2,595
46,987	SPK Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,343
16,878	Venus Acquisition Corp., Strike Price $0.01, Expires 12/31/2027	7,519
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,262
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,611

TOTAL RIGHTS
(Cost $363,774)		162,410

Shares	Description	Value (Note 2)
WARRANTS (0.15%)(c)
3,022	26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	816
1,245	7GC & Co. Holdings, Inc., Strike Price $11.50, Expires 12/31/2026	19
54,501	8i ACQUISITION 2 Corp., Strike Price $11.50, Expires 09/24/2026	19,667
9,030	Accelerate Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	319
16,817	Accretion Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	415
23,244	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	1,468
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	1,150
14,320	Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	782
105	Advanced Merger Partners, Inc., Strike Price $11.50, Expires 06/30/2026	2
13,990	AF Acquisition Corp, Strike Price $11.50, Expires 03/31/2028	961
318	African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/2028	13
30,883	Agba Acquisition, Ltd., Strike Price $11.50, Expires 05/10/2024	927
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	562
27,024	Alpine Acquisition Corp., Strike Price $11.50, Expires 01/21/2023	4,324
43,371	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 11/30/2028	1,093
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 02/06/2023	1,665
698	Altitude Acquisition Corp., Strike Price $11.50, Expires 11/30/2027	56
13,545	American Acquisition Opportunity, Inc., Strike Price $11.50, Expires 05/28/2026	917
9,445	America's Technology Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	283
67,418	Amprius Technologies, Inc., Strike Price $11.50, Expires 09/14/2027	40,451

Shares	Description	Value (Note 2)
8,612	Apexigen, Inc., Strike Price $11.50, Expires 08/31/2027	$611
12,921	Ares Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	646
15,090	Aries I Acquisition Corp., Strike Price $11.50, Expires 05/07/2023	1,179
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 11/16/2026	2,148
5,031	Astrea Acquisition Corp., Strike Price $11.50, Expires 01/13/2026	56
27,106	Athlon Acquisition Corp., Strike Price $11.50, Expires 03/05/2026	705
11,127	Austerlitz Acquisition Corp. I, Strike Price $11.50, Expires 02/19/2026	–
12,341	Austerlitz Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	4
1,209	Authentic Equity Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	21
81,786	Avalon Acquisition, Inc., Strike Price $11.50, Expires 02/26/2023	6,890
39,963	AXIOS Sustainable Growth Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	1,599
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	1,802
29,581	Better World Acquisition Corp., Strike Price $11.50, Expires 11/15/2027	1,180
5,961	Big Sky Growth Partners, Inc., Strike Price $11.50, Expires 02/26/2023	477
23,989	Biotech Acquisition Co., Strike Price $11.50, Expires 11/30/2027	1,175
29,424	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	1,710
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	549
28,817	Blockchain Moon Acquisition Corp., Strike Price $11.50, Expires 10/14/2026	611
57	BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	1
21,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	592
5,617	Bright Lights Acquisition Corp., Strike Price $11.50, Expires 01/01/2028	34
6,735	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	199
9,026	Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023	149
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 07/20/2023	2,379
15,599	Cardio Diagnostics Holdings, Inc., Strike Price $11.50, Expires 12/01/2026	1,128
1,867	CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	368
830	CF Acquisition Corp. IV, Strike Price $11.50, Expires 12/14/2025	25
6,768	CF Acquisition Corp. VIII, Strike Price $11.50, Expires 12/31/2027	609
9,909	Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	256

Shares	Description	Value (Note 2)
20,084	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	$671
14,153	CIIG Capital Partners II, Inc., Strike Price $11.50, Expires 02/28/2028	943
1,159	Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2
3,022	Class Acceleration Corp., Strike Price $11.50, Expires 03/31/2028	60
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	1,253
341	Colicity, Inc., Strike Price $11.50, Expires 12/31/2027	7
14,026	Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	954
5,758	Concord Acquisition Corp., Strike Price $11.50, Expires 11/28/2025	1,958
6,399	Corazon Capital V838 Monoceros Corp., Strike Price $11.50, Expires 12/31/2028	129
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	17
2,171	COVA Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	80
11,670	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028	2,828
354	D & Z Media Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	11
123	Deep Lake Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2
5,688	DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	407
53	DiamondHead Holdings Corp., Strike Price $11.50, Expires 01/28/2028	5
19,208	Digital Health Acquisition Corp., Strike Price $11.50, Expires 10/14/2023	2,017
50,541	DILA Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,168
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 11/23/2023	353
6,448	dMY Technology Group, Inc. VI, Strike Price $11.50, Expires 06/25/2023	1,798
26,572	DTRT Health Acquisition Corp., Strike Price $11.50, Expires 11/12/2022	6,909
9,479	Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	188
13,995	East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/2027	2,113
14,153	Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	844
6,303	EdtechX Holdings Acquisition Corp. II, Strike Price $11.50, Expires 06/15/2027	141
6,829	Empowerment & Inclusion Capital I Corp., Strike Price $11.50, Expires 01/12/2028	137
4,802	Enterprise 4.0 Technology Acquisition Corp., Strike Price $11.50, Expires 09/24/2023	220
2,174	EQ Health Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	70
14,136	Eucrates Biomedical Acquisition Corp., Strike Price $11.50, Expires 12/14/2025	424
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	459

Shares	Description	Value (Note 2)
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 07/05/2023	$411
12,613	Far Peak Acquisition Corp., Strike Price $11.50, Expires 12/07/2025	1,892
6,779	FAST Acquisition Corp. II, Strike Price $11.50, Expires 03/16/2026	2,738
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	2,625
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023	953
568	Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028	33
2,129	Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	174
37,823	Forafric Global PLC, Strike Price $11.50, Expires 06/09/2027	12,279
4,341	Fortistar Sustainable Solutions Corp., Strike Price $11.50, Expires 12/31/2027	38
1,236	Fortress Value Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	1
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	2,485
12,095	FoxWayne Enterprises Acquisition Corp., Strike Price $11.50, Expires 01/12/2026	667
2,846	Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	30
8,423	G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/2026	548
67,312	Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	3,197
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	11,458
42,380	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	1,060
24,148	GigInternational1, Inc., Strike Price $11.50, Expires 04/19/2026	1,019
12,376	Global Consumer Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,168
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	2,297
1,264	Golden Falcon Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	23
29,011	Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/2025	1,451
1,087	Gores Technology Partners II, Inc., Strike Price $11.50, Expires 12/31/2027	73
20,390	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	5,777
9,664	Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/2028	752
15,704	Green Visor Financial Technology Acquisition Corp. I, Strike Price $11.50, Expires 05/08/2023	471
41,904	GSR II Meteora Acquisition Corp., Strike Price $11.50, Expires 07/22/2023	5,029
933	Healthcare Services Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	21
7,105	Hennessy Capital Investment Corp. V, Strike Price $11.50, Expires 01/11/2026	568
9,720	Hunt Cos. Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2028	3

Shares	Description	Value (Note 2)
15,381	IG Acquisition Corp., Strike Price $11.50, Expires 10/05/2027	$1,846
1,733	Ignyte Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	530
19,240	Industrial Human Capital, Inc., Strike Price $11.50, Expires 12/31/2028	385
7,150	Innovative International Acquisition Corp., Strike Price $11.50, Expires 04/03/2023	429
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 05/21/2023	4,624
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	2,556
960	InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	130
1,067	InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027	53
49,850	Jack Creek Investment Corp., Strike Price $11.50, Expires 12/31/2027	10,469
11,247	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	317
13,653	Kadem Sustainable Impact Corp., Strike Price $11.50, Expires 03/16/2026	341
4,998	Kairos Acquisition Corp., Strike Price $11.50, Expires 11/30/2027	25
31,452	Kensington Capital Acquisition Corp. V, Strike Price $11.50, Expires 07/19/2023	4,120
15,057	Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	151
6,297	KINS Technology Group, Inc., Strike Price $11.50, Expires 12/31/2025	134
7,083	KKR Acquisition Holdings I Corp., Strike Price $11.50, Expires 12/31/2027	708
468	KL Acquisition Corp., Strike Price $11.50, Expires 01/12/2028	9
4,272	KludeIn I Acquisition Corp., Strike Price $11.50, Expires 08/07/2027	470
15,120	Lakeshore Acquisition I Corp., Strike Price $11.50, Expires 04/30/2028	2,344
19,815	Lakeshore Acquisition II Corp., Strike Price $11.50, Expires 11/18/2026	1,674
55,368	LAMF Global Ventures Corp. I, Strike Price $11.50, Expires 04/04/2023	5,122
48,471	Larkspur Health Acquisition Corp., Strike Price $11.50, Expires 12/20/2026	5,817
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	391
46,715	Legato Merger Corp. II, Strike Price $11.50, Expires 02/05/2023	17,280
19,555	LF Capital Acquisition Corp. II, Strike Price $11.50, Expires 12/31/9999	537
14,063	LightJump Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	984
51,222	Lionheart III Corp., Strike Price $11.50, Expires 03/19/2023	3,073
49,230	LIV Capital Acquisition Corp. II, Strike Price $11.50, Expires 02/16/2027	4,308
805	Longview Acquisition Corp. II, Strike Price $11.50, Expires 05/10/2026	48
6,397	M3-Brigade Acquisition III Corp., Strike Price $11.50, Expires 05/11/2023	429

Shares	Description	Value (Note 2)
5,591	Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/2027	$335
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	465
822	Marlin Technology Corp., Strike Price $11.50, Expires 03/05/2026	12
6,416	McLaren Technology Acquisition Corp., Strike Price $11.50, Expires 03/03/2023	176
8,456	MDH Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	158
941	Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	49
32,014	Mercato Partners Acquisition Corp., Strike Price $11.50, Expires 12/28/2026	640
50,249	Minority Equality Opportunities Acquisition, Inc., Strike Price $11.50, Expires 04/29/2023	3,769
20,306	Model Performance Acquisition Corp., Strike Price $11.50, Expires 04/29/2026	1,006
41,578	Monterey Bio Acquisition Corp., Strike Price $11.50, Expires 06/07/2023	2,651
1,224	Monument Circle Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	18
2,547	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	146
49,577	Mount Rainier Acquisition Corp., Strike Price $11.50, Expires 12/04/2022	5,225
13,723	MSP Recovery, Inc., Strike Price $0.01, Expires 02/14/2026	15,576
31,288	Nabors Energy Transition Corp., Strike Price $11.50, Expires 11/17/2026	1,877
56	New Vista Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	110
9,620	Newcourt Acquisition Corp., Strike Price $11.50, Expires 04/12/2028	962
4,228	Noble Rock Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	20
3,589	North Atlantic Acquisition Corp., Strike Price $11.50, Expires 10/20/2025	36
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	821
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	828
8,341	Onyx Acquisition Co. I, Strike Price $11.50, Expires 01/07/2023	394
28,600	OPY Acquisition Corp. I, Strike Price $11.50, Expires 04/08/2023	2,271
8,409	Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/2027	505
23,946	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	1,197
52,752	Oxbridge Acquisition Corp., Strike Price $11.50, Expires 01/19/2023	1,725
53,236	Oxus Acquisition Corp., Strike Price $11.50, Expires 01/27/2023	4,791
9,071	Oyster Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	187

Shares	Description	Value (Note 2)
2,535	Periphas Capital Partnering Corp., Strike Price $28.75, Expires 12/10/2028	$105
5,294	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	372
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 12/04/2023	698
14,000	Pioneer Merger Corp., Strike Price $11.50, Expires 12/31/2027	186
33	Pivotal Investment Corp. III, Strike Price $11.50, Expires 12/31/2027	–
26,657	Pontem Corp., Strike Price $11.50, Expires 12/31/2027	736
4,053	Post Holdings Partnering Corp., Strike Price $11.50, Expires 02/09/2023	303
7,982	Prenetics Global, Ltd., Strike Price $8.91, Expires 05/17/2027	3,220
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/30/2025	2,304
2,250	Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	202
4,219	Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	274
19,034	Project Energy Reimagined Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,093
15,042	Property Solutions Acquisition Corp. II, Strike Price $11.50, Expires 03/01/2026	602
4,162	PropTech Investment Corp. II, Strike Price $11.50, Expires 12/31/2027	581
33,768	Prospector Capital Corp., Strike Price $11.50, Expires 01/01/2025	365
30,397	Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	298
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	1
30,975	Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	2,168
14,790	Sandbridge X2 Corp., Strike Price $11.50, Expires 12/31/2027	741
2,087	ScION Tech Growth I, Strike Price $11.50, Expires 11/01/2025	19
13,566	ScION Tech Growth II, Strike Price $11.50, Expires 01/28/2026	271
31,863	SeaStar Medical Holding Corp., Strike Price $11.50, Expires 01/26/2026	3,505
24,418	Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	967
1,690	Silver Spike Acquisition Corp. II, Strike Price $11.50, Expires 02/26/2026	152
13,523	SoundHound AI, Inc., Strike Price $11.50, Expires 12/31/2027	2,570
6,402	Spindletop Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	337
10,806	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	300
6,368	SportsTek Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	446
1,369	Sustainable Development Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	45
20,056	SVF Investment Corp., Strike Price $11.50, Expires 12/31/2027	832
6,549	Tailwind Acquisition Corp., Strike Price $11.50, Expires 09/07/2027	393

Shares	Description	Value (Note 2)
1,130	Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	$36
16,945	Tastemaker Acquisition Corp., Strike Price $11.50, Expires 01/07/2027	3,558
9,017	Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027	493
25,664	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	898
4,804	Thrive Acquisition Corp., Strike Price $11.50, Expires 03/09/2023	334
38,497	Trine II Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,848
19,616	Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	785
46,319	Tuscan Holdings Corp. II, Strike Price $11.50, Expires 07/16/2025	3,219
2,277	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	19
15,598	Vahanna Tech Edge Acquisition I Corp., Strike Price $11.50, Expires 11/30/2028	622
280	VectoIQ Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	3
16,878	Venus Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,316
1,048	VEW AG, Strike Price $11.50, Expires 02/28/2026	–
35,109	Vickers Vantage Corp. I, Strike Price $11.50, Expires 12/31/2027	5,786
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,132
17,165	Waverley Capital Acquisition Corp. 1, Strike Price $11.50, Expires 04/30/2027	1,478
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	3,428
24,668	Worldwide Webb Acquisition Corp., Strike Price $11.50, Expires 03/27/2023	738
9,060	ZeroFox Holdings, Inc., Strike Price $11.50, Expires 06/01/2027	1,336
579	Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	10

TOTAL WARRANTS
(Cost $1,777,146)		357,784

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
GOVERNMENT BOND (6.71%)
3,000,000	U.S. Treasury Note	3.000%	07/31/24	2,920,371
5,000,000	U.S. Treasury Note	3.250%	08/31/24	4,886,523
5,000,000	U.S. Treasury Note	4.250%	09/30/24	4,975,000
3,000,000	United States Treasury Bill	0.000%	07/13/23	2,910,677
				15,692,571

TOTAL GOVERNMENT BOND
(Cost $15,869,561)				15,692,571

Shares	Description	7-Day Yield	Value (Note 2)
SHORT-TERM INVESTMENTS (3.98%)
9,292,456	State Street Institutional Treasury Money Market Fund Premier Class	2.913%	$9,292,456

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,292,456)			9,292,456

TOTAL INVESTMENTS (141.11%)
(Cost $347,705,456)			$330,095,943

Series A Cumulative Perpetual Preferred Shares (-41.78%)			(97,750,000)
Other Assets In Excess Of Liabilities (0.68%)(d)			1,611,439
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$233,957,382

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-10.62%)
Invesco S&P 500 Equal Weight ETF	(108,016)	$(15,074,713)
iShares® iBoxx High Yield Corporate Bond ETF	(11,919)	(875,212)
SPDR Blackstone Senior Loan ETF	(95,942)	(3,966,243)
SPDR Bloomberg Short Term High Yield Bond ETF	(202,869)	(4,919,573)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(24,835,741)

TOTAL SECURITIES SOLD SHORT
(Proceeds $27,163,675)		$(24,835,741)

(a)	All or a portion of the security is pledged as collateral for securities sold short or the credit agreement. As of October 31, 2022, the aggregate value of those securities was $13,137,300 representing 5.62% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022, the market value of those Rule 144A securities held by the Fund was $2,417,156 representing 1.03% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Includes cash in the amount of $28,698,698 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

October 31, 2022 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs” and collectively, “Underlying Funds”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2022.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including corporate bonds and convertible corporate bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: Investments and derivatives in the Fund are recorded at their fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$157,663,909	$7,452	$–	$157,671,361
Business Development Companies - Preferred Shares	5,022,623	–	–	5,022,623
Business Development Companies - Common Shares	5,277,833	–	–	5,277,833
Business Development Company Notes	–	4,064,198	–	4,064,198
Corporate Bonds	–	17,756,154	–	17,756,154
Special Purpose Acquisition Companies - Common Shares/Units	108,204,840	6,593,713	–	114,798,553
Rights	102,351	60,059	–	162,410
Warrants	217,938	139,846	–	357,784
Government Bond	–	15,692,571	–	15,692,571
Short-Term Investments	9,292,456	–	–	9,292,456
Total	$285,781,950	$44,313,993	$–	$330,095,943
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(24,835,741)	$–	$–	$(24,835,741)
Total	$(24,835,741)	$–	$–	$(24,835,741)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended October 31, 2022, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.